24. LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2019
Disclosure loans financings and debentures [abstract]
LOANS, FINANCING AND DEBENTURES

24.  LOANS, FINANCING AND DEBENTURES

	Principal maturity	Annual financial cost %	Currency	2019			2018
Financing source				Current	Non–current	Total	Total
FOREIGN CURRENCY
Banco do Brasil: Various Bonds (1) (4)	2024	Diverse	US$	2	16	18	26
Eurobonds (2)	2024	9.25%	US$	46	6,046	6,092	5,856
(–)Transaction costs				–	(19)	(19)	(21)
(±) Interest paid in advance (3)				–	(30)	(30)	(34)
Debt in foreign currency				48	6,013	6,061	5,827
BRAZILIAN CURRENCY
Banco do Brasil S.A.(4) (11)	2022	146.50% of CDI	R$	–	–	–	503
Caixa Econômica Federal (4) (11)	2022	146.50% of CDI	R$	–	–	–	627
Caixa Econômica Federal (5)	2021	TJLP + 2.50%	R$	61	–	61	56
Caixa Econômica Federal (6)	2022	TJLP + 2.50%	R$	118	–	118	108
Eletrobrás (4)	2023	UFIR + 6.00% at 8.00%	R$	11	9	20	33
Large customers (4)	2024	IGP–DI + 6.00%	R$	3	2	5	5
Sonda (7)	2021	110.00% of CDI	R$	–	49	49	46
Promissory Notes – 9th Issue – Single series (4) (11)	2019	151.00% of CDI	R$	–	–	–	426
Promissory Notes – 1st Issue – Single series (8)	2020	107.00% of CDI	R$	875	–	875	–
(–) FIC Pampulha – Marketable securities of
subsidiary companies (9)				(3)	–	(3)	(25)
(–)Transaction costs				–	–	–	(13)
Debt in Brazilian currency				1,065	60	1,125	1,766
Total of loans and financings				1,113	6,073	7,186	7,593
Debentures – 3th Issue – 2nd Series (2)	2019	IPCA + 6.00%	R$	–	–	–	156
Debentures – 3th Issue – 3rd Series (2)	2022	IPCA + 6.20%	R$	396	692	1,088	1,049
Debentures – 6th Issue – 2nd Series (2)	2020	IPCA + 8.07%	R$	17	–	17	33
Debentures – 7th Issue – Single series (2) (12)	2021	140.00% of CDI	R$	289	289	578	1,023
Debentures – 3th Issue – 2nd Series (4)	2021	IPCA + 4.70%	R$	568	541	1,109	1,596
Debentures – 3th Issue – 3rd Series (4)	2025	IPCA + 5.10%	R$	42	949	991	957
Debentures – 5th Issue – Single Series (4) (11)	2022	146.50% of CDI	R$	–	–	–	1,580
Debentures – 6th Issue – Single Series (4) (11)	2020	CDI + 1.75%	R$	–	–	–	551
Debentures – 7th Issue – 1st Series (4)	2024	CDI + 0.45%	R$	275	1,890	2,165	–
Debentures – 7th Issue – 2nd Series (4)	2026	IPCA + 4.10%	R$	3	1,517	1,520	–
Debentures – 4th Issue – 1st Series (8)	2022	TJLP+1.82%	R$	12	19	31	125
Debentures – 4th Issue – 2nd Series (8)	2022	Selic + 1,82%	R$	5	9	14	–
Debentures – 4th Issue – 3th Series (8)	2022	TJLP + 1,82%	R$	12	22	34	–
Debentures – 4th Issue – 4th Series (8)	2022	Selic + 1,82%	R$	5	10	15	–
Debentures – 6th Issue – Single series (8)	2019	116.50% of CDI	R$	–	–	–	50
Debentures – 7th Issue – Single series (8)	2023	CDI + 1.50%	R$	20	60	80	100
(–) Discount on the issuance of debentures (10)				–	(22)	(22)	–
(–) Transaction costs				(10)	(19)	(29)	(41)
Total, debentures				1,634	5,957	7,591	7,179
Total				2,747	12,030	14,777	14,772

(1)	Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$ 182, less the amounts given as Deposits in guarantee, with balance of R$ 164. Interest rates vary – from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.
(2)	Cemig Geração e Transmissão;
(3)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(4)	Cemig Distribuição;
(5)	Central Eólica Praias de Parajuru;
(6)	Central Eólica Volta do Rio;
(7)	Arising from merger of Cemig Telecom.
(8)	Gasmig;
(9)	FIC Pampulha has financial investments in marketable securities issued by subsidiaries of the Company. For more information on this fund, see Note 32.
(10)	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.
(11)	The funds incorporated into the cash position of Cemig D as a result of the distribution of its Seventh Issue of non-convertible debentures, on July 22, 2019, enabled full prepayment of the debtor balances of: the Ninth Issue of Promissory Notes, with final maturity in October 2019; the Sixth Issue of Non- convertible Debentures, with final maturity in June 2020; the Fifth Issue of Non-convertible Debentures, maturing at the end of June 2022; and Bank Credit Notes with final maturities in June 2022. These prepayments, made on July 24, 2019, total R$3,644 including principal, interest and charges. These initiatives have balanced the cash flow and improved the Company’s credit quality. The changes in the new debt profile consisted of extinction of existing contracts and signature of new contracts. The accounting effects of the transactions are reflected in accordance with IFRS 09.
(12)	On July 24, 2019 Cemig GT made extraordinary amortization of its Seventh Issue of Non-convertible ventures, in the amount of R$125, with final maturity in December 2021.

The debentures issued by the subsidiaries are non-convertible; there are no agreements for renegotiation, nor debentures held in treasury.

There are early maturity clauses for cross-default in the event of non-payment by Cemig GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$ 50.

On September 26, 2019, Gasmig Issued of Commercial Promissory Notes, in a single series, in the amount of R$850, with maturity at 12 months and remunerative interest at 107% of the DI rate, without guarantee or surety. The proceeds from this issue were used in their entirety for payment of the concession grant fee for the gas distribution concession contract on September 26, 2019. For more information please see Note 20.

Funding raised

This table provides the totals of funds raised in 2019, 2018 and 2017:

Financing source 2019	Signature date	Principal maturity	Annual financial cost %	Amount
BRAZILIAN CURRENCY
Debentures – 7th Issue – 1st Series (1)	July, 2019	2024	CDI + 0.454%	2,160
Debentures – 7th Issue – 2nd Series (1)	July, 2019	2026	4.10% of IPCA	1,500
Promissory Notes – 1st Issue (2)	September, 2019	2020	107.00% of CDI	850
(-)Transactions costs				(10)
(-)Discount on the issuance of debentures (3)				(23)
Total raised				4,477

(1)	Cemig Distribuição
(2)	Gasmig
(3)	Discount on the sale price of the 2nd series of the debentures issued by Cemig Distribuição.

Financing source 2018	Signature date	Principal maturity	Annual financial cost %	Amount
FOREIGN CURRENCY
Eurobonds (1)	July, 2018	2024	9.25%	1,946
(-) Transactions costs				(8)
(±)Interest paid in advance (2)				10
				1,948
BRAZILIAN CURRENCY
Promissory Notes – 9th Issue - Single Series (3)	May, 2018	2019	151% of CDI	400
(-)Transactions costs				(4)
Debentures				–
Debentures (4)	August, 2018	2023	CDI + 1.50%	100
Debentures – 6th Issue – Single Series (5)	December, 2018	2020	CDI + 1.75%	550
(-)Transactions costs				(4)
				1,042
Total raised				2,990

(1)	In July 2018, Cemig GT completed financial settlement of an additional tranche to its initial Eurobond issue completed on December 5, 2017. The new tranche, of US$ 500, which brought the total of the issuance to R$ 1.946 billion, has half-yearly coupon of 9.25% p.a., with maturity of the principal in 2024.
(2)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(3)	In May 2018 Cemig D made its 9th Promissory Note issue, with maturity at 18 months, annual remuneration of 151% of the CDI rate, and single bullet amortization on October 24, 2019.
(4)	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI + 1.50%, with annual amortization from August 2019.
(5)	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.

Financing source 2017	Signature date	Principal maturity	Annual financing cost – %	Amount (*)
Foreign currency
Eurobonds	12/05/2017	2024	9.25%	3,252
(–) Transaction costs (*)				(16)
Interest paid in advance (*)				(48)
Brazilian currency
Debentures (1)	11/04/2013	2022	CDI + 0.74%	34
Debentures (2)	04/22/2017	2019	128.50% of CDI	26
Debentures – 5th Issue, single series (3)	12/14/2017	2022	146.50% of CDI	1,575
(–) Transaction costs (3)				(11)
Total raised				4,812

(*)	Includes taxes without cash effect, of R$ 10.
(1)	Subscription by BNDESPar of Gasmig’s 4th debentures Issue, in June 2017, to support the plan for investment in expansion of the gas distribution network.
(2)	Cemig Telecom (merged into Company in 2018) completed its second issue of non-convertible debentures in May 2017 with real guarantees and additional surety, in a single series, to roll over debt and strengthen cash position.
(3)	On December 14, 2017 CemigTelecom made its 5th issue of non-convertible debentures, with maturity 4.5 years, annual remuneration of 146.50% of the CDI, to be amortized in 36 monthly installments due as from July 2019. Payment for subscription of the Debentures of the 5th issue was made with debentures of the 4th issue – thus there was no cash effect.

Guarantees

The guarantees of the debt balance on loans and financing, on December 31, 2019, were as follows:

2019
Promissory notes and Sureties	9,247
Guarantee and Receivables	3,652
Receivables	310
Shares	609
Unsecured	959
TOTAL	14,777

The composition of loans, financing and debentures, by currency and index, with the respective amortization, is as follows:

	2020	2021	2022	2023	2024	2025	2026	Total
Currency
US dollar	48	–	–	–	6,062	–	–	6,110
Total, currency denominated	48	–	–	–	6,062	–	–	6,110
Index
IPCA (1)	1,027	881	588	237	237	996	759	4,725
UFIR/RGR (2)	11	3	3	3	–	–	–	20
CDI (3)	1,465	907	570	560	271	–	–	3,773
URTJ/TJLP (4)	202	21	21	–	–	–	–	244
IGP-DI (5)	2	1	1	1	–	–	–	5
Total by index	2,707	1,813	1,183	801	508	996	759	8,767
(-)Transaction costs	(11)	(10)	(1)	(1)	(19)	(3)	(3)	(48)
(±)Interest paid in advance	–	–	–	–	(30)	–	–	(30)
(-) Discount	–	–	–	–	–	(11)	(11)	(22)
Overall total	2,744	1,803	1,182	800	6,521	982	745	14,777

(1)	Expanded National Customer Price (IPCA) Index.
(2)	Fiscal Reference Unit (Ufir / RGR).
(3)	CDI: Interbank Rate for Certificates of Deposit.
(4)	Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)
(5)	IGP-DI (‘General – Domestic Availability’) Price Index.

The principal currencies and index used for monetary updating of loans and financings had the following variations:

Currency	Accumulated change in 2019, %	Accumulated change in 2018, %	Indexer	Accumulated change in 2019, %	Accumulated change in 2018, %
US dollar	4.02	17.13	IPCA	4.31	3.75
			CDI	5.97	6.40
			TJLP	(20.20)	(0.29)

The changes in loans, financing and debentures are as follows:

Balance at December 31, 2016	15,179
Loans and financing obtained	3,363
(–) Transaction costs (1)	(16)
(–) Interest paid in advance (1)	(48)
Financing obtained, net	3,299
Transaction costs (2)	(11)
Monetary variation	109
Exchange rate variation	59
Financial charges provisioned	1,537
Amortization of transaction cost	67
Financial charges paid	(1,749)
Amortization of financing	(4,131)
Subtotal	14,359
FIC Pampulha: Marketable securities of subsidiary companies	39
Balance at December 31, 2017	14,398
Liabilities arising from business combination	163
Initial balance for consolidation purposes	14,561
Loans and financing obtained	2,996
(–) Transaction costs	(16)
Interest paid in advance	10
Financing obtained, net	2,990
Monetary variation	134
Exchange rate variation	582
Financial charges provisioned	1,287
Amortization of transaction cost	33
Financial charges paid	(1,290)
Amortization of financing	(3,527)
Subtotal	14,770
FIC Pampulha: Marketable securities of subsidiary companies	2
Balance at December 31, 2018	14,772
Loans and financing obtained	4,510
(–) Transaction costs	(10)
(-) Discount in the issues of securities	(23)
Financing obtained, net	4,477
Monetary variation	142
Exchange rate variation	226
Financial charges provisioned	1,250
Amortization of transaction cost	38
Financial charges paid	(1,265)
Amortization of financing	(4,883)
Subtotal	14,757
FIC Pampulha: Marketable securities of subsidiary companies	20
Balance at December 31, 2019	14,777

(1)	Includes taxes with no cash effect, of R$10.
(2)	Transaction costs arising from the 5th issue of debentures by Cemig D, which was subscribed by transfer of the debentures of the 4th issue – thus there was no cash effect in the Company.

Borrowing costs, capitalized

Costs of loans directly related to acquisition, construction or production of an asset which necessarily requires a significant time to be concluded for the purpose of use or sale are capitalized as part of the cost of the corresponding asset. All other costs of loans are recorded as finance costs in the period in which they are incurred. Costs of loans include interest and other costs incurred by the Company in relation to the loan.

The subsidiaries Cemig D and Gasmig considered the costs of loans and financing linked to construction in progress as construction costs of intangible and concession contract assets , as follows:

	2019	2018	2017
Costs of loans and financing	1,250	1,287	1,604
Financing costs on intangible assets and contract assets (1) (Notes 17 and 20)	(23)	(30)	(71)
Net effect in Profit or loss	1,227	1,257	1,533

(1)	The average capitalization rate p.a. in 2019 was 6.79% (9.64% in 2018 and 14.28% in 2017).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

Restrictive covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required – Issuer	Ratio required Cemig (guarantor)	Ratio required – Parajuru and Volta do Rio	Compliance required
7th Debentures Issue Cemig GT (1)	Net debt / (Ebitda + Dividends received)	The following or less: 4.5 in 2019 3.0 in 2020 2.5 in 2021	The following or less: 3.5 in 2019 3.0 in 2020 2.5 in 2021	—	Semi-annual and annual
Eurobonds Cemig GT (2)	Net debt / Ebitda adjusted for the Covenant	The following or less: 4.5 on Dec. 31, 2019 4.5 on June 30, 2020 3.0 on Dec. 31, 2020 3.0 on June 30, 2021 2.5 on/after Dec. 31, 2021	The following or less: 3.5 on Dec. 31, 2019 3.5 on June 30, 2020 3.0 on Dec. 31, 2020 3.0 on June 30, 2021 3.0 on/after Dec. 31, 2021	—	Semi-annual and annual
7th Debentures Issue Cemig D	Net debt / Ebitda adjusted	The following or less: 3.8 on Dec. 31. 2019 3.5 on June 30. 2020	The following or less: 3.5 on December, 31, 2019 3.5 on June, 30, 2020 3.0 on December, 31, 2020	—	Semi-annual and annual
Debentures GASMIG (3)	Overall indebtedness (Total liabilities/Total assets)	Less than 0.6	—	—	Annual
	Ebitda / Debt servicing	1.3 or more	—	—	Annual
	Ebitda / Net finance income (expenses)	2.5 or more	—	—	Annual
	Net debt / Ebitda	The following or less: 4.0 on Dec, 31.2019 2.5 on/after Dec, 31.2020	—	—	Annual

Financings Caixa Econômica Federal (CEF) Parajuru and Volta do Rio (4)	Debt servicing coverage index	—	—	1.20 or more	Annual (during amortization)
	Equity / Total liabilities	—	—	20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	Always
	Share capital subscribed in investee / Total investments made in the project financed	—	—	20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	Always

(1)	7th Issue of Debentures by Cemig GT, as of December 31, 2016, of R$ 2,240.
(2)	In the event of a possible breach of the financial covenants, interest will automatically be increased by 2% p.a. during the period in which they remain exceeded. There is also an obligation to comply with a ‘maintenance’ covenants – that the consolidated debt, shall have a guarantee for debt of 1.75x Ebitda (2.0 as of December 31, 2017); and a ‘damage’ covenant, requiring real guarantee for debt at Cemig GT of 1.5x Ebitda.
(3)	If Gasmig does not achieve the required covenants, it must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable the debenture holders fbyor the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Certain contractually specified situations can cause early maturity of other debts (cross-default).
(4)	The financing contracts with Caixa Econômica Federal for the Praias de Parajuru and Volta do Rio wind power plants have financial covenants with compliance relating to early maturity of the debt remaining balance. Compliance with the debt servicing coverage index is considered to be demandable only annually and during the period of amortization, which begins in July 2020.

The Company is in compliance with all covenants as of December 31, 2019, with the exception of the CEF contract non-financial covenant at the loan of the subsidiaries Central Eólica Praias de Parajuru and Central Eólica Volta do Rio, for an amount of R$ 178, which is classified in current liabilities. In the event the Company is required by the creditor to settle such amount, which is not expected, the Company has available resources to make such payments. Additionally, the Company assessed the possible consequences arising from this matter in their other contracts for loans, financings and debentures, and concluded that no further adjustments were necessary.

The information on the derivative financial instruments (swaps) contracted to hedge the debt servicing of the Eurobonds (principal, in foreign currency, plus interest), and the Company’s exposure to interest rate risks, are disclosed in Note 33.